Annual Total Returns[BarChart] - Mid-Cap ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	24.00%	(3.87%)	15.47%	31.09%	7.86%	(3.85%)	18.65%	14.17%	(12.79%)	23.47%